6. Stock Option Plan (Details - Option Activity) - Jun. 30, 2015 - Options [Member] - USD ($)	Total
Share
Outstanding - beginning	16,980,000
Granted	2,460,000
Exercised	0
Cancelled	(600,000)
Outstanding - ending	18,840,000
Options exercisable	15,117,372
Weighted Average Exercise Price
Outstanding - beginning	$ .51
Granted	.30
Outstanding - ending	.40
Options exercisable	$ .41
Weighted Average Remaining Contractural Term
Outstanding - beginning	5 years 8 months 26 days
Granted	7 years 10 months 6 days
Outstanding - ending	8 years 3 months 7 days
Options exercisable	8 years 2 months 1 day
Aggregate Intrinsic Value
Outstanding - beginning	$ 160,100
Outstanding - ending	9,000
Options exercisable	$ 9,000